Debt - Additional Information (Details)	1 Months Ended			3 Months Ended		4 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	May 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 31, 2016 USD ($)	Feb. 29, 2016 EUR (€)
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ 0	$ 60,590,000		$ 22,767,000	$ 80,137,000	$ 18,559,000
Long-term debt				1,921,283,000				1,923,972,000	2,262,572,000
Debt redemption premium				$ 0	22,725,000		0	36,900,000	0
Secured Debt | Second Lien Floating Rate Notes
Debt Instrument [Line Items]
Face amount of debt		$ 100,000,000.0	$ 580,000,000.0			$ 100,000,000.0
Secured Debt | Second Lien Floating Rate Notes | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						8.75%
Covenant, floor interest rate		1.00%				1.00%
Credit Suisse | Eurodollar
Debt Instrument [Line Items]
LIBOR floor				0.00%
Credit Suisse | Federal Funds Effective Rate
Debt Instrument [Line Items]
Basis spread on variable rate				0.50%
Credit Suisse | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				1.00%
Credit Suisse | Secured Debt | First Lien Credit Agreement
Debt Instrument [Line Items]
Face amount of debt			1,650,000,000.00
Credit Suisse | Secured Debt | First Lien Credit Agreement | US Dollars
Debt Instrument [Line Items]
Face amount of debt			1,275,000,000.000							$ 1,695,000,000.000	$ 1,700,000,000.0
Proceeds from issuance of debt		$ 160,000,000	1,500,000,000
Loss on extinguishment of debt							$ 22,800,000		$ 18,600,000
Credit Suisse | Secured Debt | First Lien Credit Agreement | Euro
Debt Instrument [Line Items]
Face amount of debt | €												€ 230,000,000.0
Credit Suisse | Secured Debt | First Lien Term Loan
Debt Instrument [Line Items]
Face amount of debt				$ 1,990,000,000.00	1,990,000,000.00
Loss on extinguishment of debt								21,400,000
Quarterly periodic payment, as a percentage of original principal				0.25%
Covenant, leverage ratio, maximum				7.40
Long-term debt								1,970,100,000
Credit Suisse | Secured Debt | First Lien Term Loan | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate				3.00%
Covenant, floor interest rate				0.00%
Credit Suisse | Secured Debt | First Lien Term Loan | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				2.00%
Credit Suisse | Secured Debt | First Lien Term Loan | Net Leverage Ratio Or IPO | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate				2.75%
Credit Suisse | Secured Debt | First Lien Term Loan | Net Leverage Ratio Or IPO | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				1.75%
Credit Suisse | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			125,000,000.0	$ 125,000,000.0
Proceeds from issuance of debt			20,000,000
Commitment fee percentage				0.50%
Covenant, commitment fee percentage, net leverage ratio, reduction per annum				0.375%
Covenant, borrowing percentage of commitments, maximum				35.00%
Credit Suisse | Line of Credit | Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate				3.00%
Covenant, floor interest rate				0.00%
Credit Suisse | Line of Credit | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				2.00%
Credit Suisse | Line of Credit | Revolving Credit Facility | Net Leverage Ratio Or IPO | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate				2.50%
Credit Suisse | Line of Credit | Revolving Credit Facility | Net Leverage Ratio Or IPO | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
Credit Suisse | Line of Credit | Revolving Credit Facility | Multi-Currency Tranche
Debt Instrument [Line Items]
Maximum borrowing capacity			100,000,000.0	$ 100,000,000.0
Credit Suisse | Line of Credit | Revolving Credit Facility | Single Currency Tranche | US Dollars
Debt Instrument [Line Items]
Maximum borrowing capacity			25,000,000.0	25,000,000.0
Credit Suisse | Line of Credit | Revolving Credit Facility | Single Currency Tranche, February 5, 2021 Maturity Date | US Dollars
Debt Instrument [Line Items]
Maximum borrowing capacity				7,500,000.0
Credit Suisse | Line of Credit | Revolving Credit Facility | Single Currency Tranche, February 5, 2022 Maturity Date | US Dollars
Debt Instrument [Line Items]
Maximum borrowing capacity				17,500,000.0
Credit Suisse | Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 35,000,000.0	$ 35,000,000.0
Wilmington Trust | Secured Debt | Second Lien Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt								39,200,000
Debt redemption premium								22,700,000
Wilmington Trust | Secured Debt | Second Lien Floating Rate Notes
Debt Instrument [Line Items]
Long-term debt					680,000,000
Wilmington Trust | Secured Debt | Second Lien Term Loan due Feb 2025
Debt Instrument [Line Items]
Face amount of debt					$ 315,000,000.0
Loss on extinguishment of debt								19,500,000
Debt redemption premium								$ 14,200,000
Repayments of debt	$ 315,000,000